Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,056	$ 10,631
Investments	550	798
Prepaid expenses	320	322
Other current assets	139	74
Total current assets	16,065	11,825
Non-current assets:
Property and equipment	230	142
Total non-current assets	230	142
Total assets	16,295	11,967
Current liabilities:
Accounts payable	1,187	589
Accrued liabilities	1,183	1,176
Total current liabilities	2,370	1,765
Commitments (note 11)
Shareholders’ equity:
Common shares, no par value, unlimited authorized shares, 35,016,940 and 27,502,053 shares issued and outstanding at September 30, 2018 and December 31, 2017	254,715	231,923
Additional paid-in capital	32,900	29,365
Accumulated other comprehensive loss	(4,313)	(4,316)
Deficit	(269,377)	(246,770)
Total shareholders’ equity	13,925	10,202
Total liabilities and shareholders’ equity	$ 16,295	$ 11,967